Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Significant accounting judgments, estimates and assumptions
6.	Significant accounting judgements, estimates and assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. In particular, material management judgments and estimation uncertainties apply to the recognition and measurement of income taxes (including deferred taxes), the revenue recognition from collaboration agreements and the measurement of share-based payments. Management bases its assessment of these judgments and estimation uncertainties on past experience, estimates from experts (lawyers, tax consultants, etc.) and the results of carefully weighing up different scenarios. Actual events and developments that lie beyond the control of management may deviate considerably from the expressed developments and assumptions. For this reason, the Group examines the estimates and assumptions made on an ongoing basis. Changes in estimates are recognized in profit or loss as soon as better information is available.
Revenue recognition from collaboration agreements
Pre-clinical
collaboration agreements
As the collaboration agreements comprise several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. For the pre-clinical
collaboration agreements with Genmab and BMS, the Group assessed that these promises are not capable of being distinct within the context of the contract, which results in accounting for all goods and services promised as a single performance obligation with a single measure of progress. The performance obligation is accounted for as a performance obligation, satisfied over time using a cost-to-cost
method as the customer simultaneously receives and consumes the benefits from Immatics’ performance. The Moderna agreement has performance obligations, where the license is predominant and the revenue is therefore recognized based on the term of the license.

BMS IMA401 agreement
For the BMS IMA401 agreement, the Group assessed that these promises were two distinct performance obligations, the granted license and the conduct of clinical trial services. Since the collaboration agreement consist of two performance obligations, the Group determined the underlying stand-alone selling price for each performance obligation and allocated the transaction price to the performance obligations. The Group used the expected cost method for the performance obligation related to clinical trial services, due to the fact that the Group is able to use expected costs including a profit margin to estimate the stand-alone selling price. The Group decided to estimate a stand-alone selling price for the performance obligation related to the license by using the residual approach, since it is a unique license and there is no available market price for the license.
Moderna agreement
For the Moderna agreement, the Group assessed that these promised obligations were several distinct performance obligations, all of them being combinations of research and development services and license portions. The Group used the adjusted market assessment approach for the Early TCER Activities as well as for the Database Activities. For the Advanced TCER Activities, the Group decided to estimate a stand-alone selling price for the performance obligation by using the residual approach, since it is a unique product candidate and license and there is no available market price for the performance obligation.
General considerations
Milestone payments are included in the transaction price at the amount stipulated in the respective agreement and recognized as revenue to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, no milestone has been included in the transaction price. Changes in this estimate can have a material effect on revenue recognized.
Immatics provides development services to customers and recognizes revenue over time using an input-based method to measure progress toward complete satisfaction of the service
(cost-to-cost
method), because the customer simultaneously receives and consumes the benefits provided. Forecast values are used for the calculation of expected future revenue for the remaining term of the contract. These costs estimated as part of the budgeting process must be reviewed and approved before the Group can use them for recognition purposes. Significant management judgment is required to determine the level of effort required under an arrangement and the period over which the Company expects to complete its performance obligations under the arrangement, which includes total internal personnel costs and external costs to be incurred. Changes in these estimates can have a material effect on revenue recognized. For more information, see Note 7.
Taxes
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expenses already recorded. Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available which can be utilized against the losses. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. Due to the Group’s history of loss-making over the last several years as well as the plans for the foreseeable future, the Group has not recognized any deferred tax assets on tax losses carried forward. Changes in the estimation of our potential to use tax losses carried forward can have a material effect on the Group’s net income. For more information, see Note 10.

Share-based payments
Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions.
Management determined the value of share-based awards with the assistance of a third-party valuation specialist using certain assumptions, such as volatility, risk-free interest rate, exercise pattern and expected dividends. Changes in these estimates can have a material effect on share-based expenses recognized. For more information, see Note 11.